SP Funds S&P Global Technology ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Commercial Services - 0.2%
Gartner, Inc.(a)	90	$41,170

Computers - 14.7%
Accenture PLC - Class A	726	264,177
Apple, Inc.	10,742	1,980,825
Capgemini SE - ADR	3,618	161,435
CGI, Inc. – Class A(a)	865	97,477
Cognizant Technology Solutions Corp. - Class A	590	45,501
EPAM Systems, Inc.(a)	72	20,024
Fortinet, Inc.(a)	696	44,885
Fujitsu Ltd. - ADR	3,888	105,308
HP, Inc.	973	27,935
Logitech International SA	689	58,198
NetApp, Inc.	252	21,974
Nomura Research Institute Ltd. - ADR	2,052	62,381
Obic Co. Ltd.	288	44,793
		2,934,913

Electronics - 2.4%
Amphenol Corp. - Class A	685	69,253
Halma PLC - ADR	800	44,896
Keysight Technologies, Inc.(a)	185	28,353
Kyocera Corp. - ADR	6,336	92,569
Murata Manufacturing Co. Ltd. - ADR	17,077	172,478
TE Connectivity Ltd.	397	56,449
Trimble, Inc.(a)	396	20,141
		484,139

Energy-Alternate Sources - 0.2%
Enphase Energy, Inc.(a)	114	11,871
First Solar, Inc.(a)	125	18,287
		30,158

Healthcare-Products - 0.6%
FUJIFILM Holdings Corp. - ADR	1,909	120,553

Internet - 3.5%
CDW Corp./DE	180	40,810
F5, Inc.(a)	72	13,226
Palo Alto Networks, Inc.(a)	367	124,233
Shopify, Inc. - Class A(a)	6,090	490,600
VeriSign, Inc.(a)	103	20,485
		689,354

Machinery-Diversified - 2.6%
Hexagon AB - ADR	9,900	107,514
Keyence Corp.	849	386,704
Omron Corp. - ADR	869	39,192
		533,410

Miscellaneous Manufacturing - 0.1%
Teledyne Technologies, Inc.(a)	55	23,016

Office-Business Equipment - 0.8%
Canon, Inc. - ADR	4,860	133,844
Zebra Technologies Corp. - Class A(a)	43	10,301
		144,145

Semiconductors - 46.9%(b)
Advanced Micro Devices, Inc.(a)	2,195	368,080
Advantest Corp. - ADR	3,384	134,446
Analog Devices, Inc.	551	105,990
Applied Materials, Inc.	940	154,442
ASM International NV	188	105,416
ASML Holding NV	1,717	1,488,714
BE Semiconductor Industries NV	335	50,872
Broadcom, Inc.	540	637,199
Disco Corp. - ADR	4,003	108,121
Infineon Technologies AG - ADR	5,885	215,038
Intel Corp.	4,944	212,988
KLA Corp.	149	88,512
Lam Research Corp.	145	119,650
Lasertec Corp. - ADR	1,766	91,620
Microchip Technology, Inc.	615	52,386
Micron Technology, Inc.	1,261	108,131
Monolithic Power Systems, Inc.	54	32,547
NVIDIA Corp.	2,767	1,702,451
NXP Semiconductors NV	288	60,644
ON Semiconductor Corp.(a)	441	31,368
Qorvo, Inc.(a)	144	14,363
QUALCOMM, Inc.	1,296	192,469
Renesas Electronics Corp. - ADR(a)	13,447	110,534
Rohm Co. Ltd. - ADR	1,445	25,259
Skyworks Solutions, Inc.	181	18,907
STMicroelectronics NV	2,795	124,190
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	20,493	2,314,890
Teradyne, Inc.	147	14,199
Texas Instruments, Inc.	1,014	162,362
Tokyo Electron Ltd. - ADR	4,293	399,206
United Microelectronics Corp. - ADR	14,217	109,613
		9,354,607

Software - 24.2%
Adobe, Inc.(a)	618	381,788
Akamai Technologies, Inc.(a)	180	22,181
ANSYS, Inc.(a)	109	35,733
Autodesk, Inc.(a)	252	63,960
Cadence Design Systems, Inc.(a)	324	93,461
Constellation Software, Inc./Canada	78	216,936
Dassault Systemes SE - ADR	3,025	157,603
Fair Isaac Corp.(a)	29	34,766
Microsoft Corp.	5,353	2,128,246
PTC, Inc.(a)	144	26,014
Roper Technologies, Inc.	124	66,588
Sage Group PLC/The - ADR	1,226	75,093
Salesforce, Inc.(a)	1,131	317,913
SAP SE - ADR	4,768	825,340
ServiceNow, Inc.(a)	235	179,869
Synopsys, Inc.(a)	180	96,003
Temenos AG - ADR	288	29,324
Tyler Technologies, Inc.(a)	49	20,715
WiseTech Global Ltd.	781	37,683
Xero Ltd.(a)	600	43,943
		4,853,159

Telecommunications - 3.5%
Arista Networks, Inc.(a)	292	75,535
Cisco Systems, Inc.	4,718	236,748
Corning, Inc.	832	27,032
Juniper Networks, Inc.	432	15,967
Motorola Solutions, Inc.	180	57,510
Nokia Oyj - ADR	25,349	91,256
Telefonaktiebolaget LM Ericsson - ADR	14,905	82,127
Xiaomi Corp. - ADR - Class A(a)	14,414	112,862
		699,037
TOTAL COMMON STOCKS (Cost $18,491,729)		19,907,661

TOTAL INVESTMENTS - 99.7% (Cost $18,491,729)		$19,907,661
Other Assets in Excess of Liabilities - 0.3%		50,029
TOTAL NET ASSETS - 100.0%		$19,957,690

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Allocation of Portfolio Holdings by Country as of January 31, 2024
(% of Net Assets)
United States	$10,514,812	52.6%
Taiwan, Province Of China	2,424,503	12.2
Japan	2,027,008	10.1
Netherlands	1,705,646	8.6
Germany	1,040,378	5.2
Canada	805,013	4.1
France	443,228	2.2
Ireland	264,177	1.4
Sweden	189,641	0.9
United Kingdom	119,989	0.6
China	112,862	0.5
Finland	91,256	0.5
Switzerland	87,522	0.4
New Zealand	43,943	0.2
Australia	37,683	0.2
Other Assets in Excess of Liabilities	50,029	0.3
	$19,957,690	100.0%

Summary of Fair Value Exposure at January 31, 2024

The SP Funds S&P Global Technology ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

SP Funds S&P Global Technology ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$19,907,661	$–	$–	$19,907,661
Total Assets	$19,907,661	$–	$–	$19,907,661

Refer to the Schedule of Investments for industry classifications.